12. Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stock Warrant Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	162,500	$4.00
Warrants granted and assumed	20,000	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, June 30, 2019	182,500	$4.00
Balance exercisable, June 30, 2019	182,500	$4.00

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	–	$–
Warrants granted and assumed	6,500,000	$0.10
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, December 31, 2018	6,500,000	$0.10
Balance exercisable, December 31, 2018	6,500,000	$0.10

Stock Option Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	500,833	$2.80
Options granted and assumed	12,500	$7.00
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, June 30, 2019	513,333	$3.03
Balance exercisable, June 30, 2019	473,333	$2.82

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	–	–
Options granted and assumed	100,000	$0.10
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance, December 31, 2017	100,000	$0.10
Options granted and assumed	19,933,333	$0.02
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance exercisable, December 31, 2018	15,533,333	$0.07